UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caerus Global Investors LLC

Address:  712 Fifth Avenue, 19th Floor
          New York, New York 10019

13F File Number: 028-14730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Husar
Title:   Chief Financial Officer
Phone:   212-488-5508


Signature, Place and Date of Signing:

/s/ Matthew Husar               New York, New York           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $114,506
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number                 Name

None.

                                                     FORM 13F INFORMATION TABLE
                                                    Caerus Global Investors LLC
                                                         September 30, 2012
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5      COL 6    COL 7           COLUMN 8

                              TITLE OF                   VALUE      SHS OR   SH/ PUT/  INVSMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x$1000)   PRN AMT  PRN CALL  DSCRTN   MGRS      SOLE      SHARED   NONE
ABERCROMBIE & FITCH CO        CL A            002896207  1,615        47,600 SH         SOLE    NONE       47,600
ABERCROMBIE & FITCH CO        CL A            002896207  1,805        53,200     CALL   SOLE    NONE       53,200
APPLE INC                     COM             037833100  4,670         7,000 SH         SOLE    NONE        7,000
BEST BUY INC                  COM             086516101  1,508        87,654 SH         SOLE    NONE       87,654
BURGER KING WORLDWIDE INC     COM             121220107  2,774       199,000 SH         SOLE    NONE      199,000
CROCS INC                     COM             227046109  4,475       276,064 SH         SOLE    NONE      276,064
DOMINOS PIZZA INC             COM             25754A201  2,451        65,000 SH         SOLE    NONE       65,000
FIFTH & PAC COS INC           COM             316645100  2,651       207,400 SH         SOLE    NONE      207,400
GAYLORD ENTMT CO NEW          COM             367905106  6,837       172,961 SH         SOLE    NONE      172,961
GILDAN ACTIVEWEAR INC         COM             375916103  3,939       124,325 SH         SOLE    NONE      124,325
HARRY WINSTON DIAMOND CORP    COM             41587B100  2,530       213,677 SH         SOLE    NONE      213,677
INTERNATIONAL GAME TECHNOLOG  COM             459902102  5,760       440,000 SH         SOLE    NONE      440,000
ISHARES TR                    RUSSELL 2000    464287655  5,165        61,900     PUT    SOLE    NONE       61,900
KRAFT FOODS INC               CL A            50075N104  4,962       120,000 SH         SOLE    NONE      120,000
LAS VEGAS SANDS CORP          COM             517834107  4,521        97,500 SH         SOLE    NONE       97,500
LEAPFROG ENTERPRISES INC      CL A            52186N106    271        30,000 SH         SOLE    NONE       30,000
MANCHESTER UTD PLC NEW        ORD CL A        G5784H106    827        65,000 SH         SOLE    NONE       65,000
MICHAEL KORS HLDGS LTD        SHS             G60754101  3,563        67,000 SH         SOLE    NONE       67,000
MORGANS HOTEL GROUP CO        COM             61748W108  3,165       493,000 SH         SOLE    NONE      493,000
MULTIMEDIA GAMES HLDG CO INC  COM             625453105  2,403       152,775 SH         SOLE    NONE      152,775
PANERA BREAD CO               CL A            69840W108  2,734        16,000 SH         SOLE    NONE       16,000
PENN NATL GAMING INC          COM             707569109  8,670       201,073 SH         SOLE    NONE      201,073
PEP BOYS MANNY MOE & JACK     COM             713278109  1,615       158,647 SH         SOLE    NONE      158,647
QUIKSILVER INC                COM             74838C106  4,807     1,447,986 SH         SOLE    NONE    1,447,986
RALCORP HLDGS INC NEW         COM             751028101  3,196        43,776 SH         SOLE    NONE       43,776
RALPH LAUREN CORP             CL A            751212101  1,512        10,000 SH         SOLE    NONE       10,000
SHUTTERFLY INC                COM             82568P304  1,755        56,399 SH         SOLE    NONE       56,399
SMITHFIELD FOODS INC          COM             832248108  2,262       115,116 SH         SOLE    NONE      115,116
STARBUCKS CORP                COM             855244109  3,927        77,432 SH         SOLE    NONE       77,432
TYSON FOODS INC               CL A            902494103  4,598       287,000 SH         SOLE    NONE      287,000
UNITED RENTALS INC            COM             911363109  2,290        70,000 SH         SOLE    NONE       70,000
VERA BRADLEY INC              COM             92335C106  2,604       109,200 SH         SOLE    NONE      109,200
WALGREEN CO                   COM             931422109  1,731        47,500 SH         SOLE    NONE       47,500
WARNACO GROUP INC             COM NEW         934390402  1,802        34,717 SH         SOLE    NONE       34,717
WHOLE FOODS MKT INC           COM             966837106  5,114        52,500 SH         SOLE    NONE       52,500







SK 26614 0001 1328129